Employee benefit plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefit plans

Note 11. Employee benefit plans

The Company offers a retirement savings plan that covers U.S. employees, whereby eligible employees may contribute a portion of their gross earnings to the plan, subject to certain limitations. In addition, the Company contributes an amount each pay period, equal to 3 percent of the employee’s salary, on the first $275,000 of earnings. The Company recognized expense related to contributions to this plan totaling $2.5 million and $1.9 million for the years ended December 31, 2019 and 2018, respectively.